SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Other Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Other Receivable for ATM proceeds	$ 0	$ 762